EMPLOYEE BENEFIT PLANS:	12 Months Ended
Dec. 31, 2013
EMPLOYEE BENEFIT PLANS:
EMPLOYEE BENEFIT PLANS:

NOTE 7—EMPLOYEE BENEFIT PLANS:

Pension plans:

The Company sponsors defined contribution pension plans covering certain non-union employees with over one year of credited service. The Company’s policy is to fund pension costs accrued based on compensation levels. Total pension expense for 2013, 2012 and 2011 approximated $4,437, $4,327 and $4,011, respectively. The Company also maintains certain profit sharing and retirement savings-investment plans. Company contributions in 2013, 2012 and 2011 to these plans were $1,121, $1,107 and $1,024, respectively.

The Company also contributes to multi-employer defined benefit pension plan for certain of its union employees under a collective bargaining agreement which is currently under negotiation, as follows:

Plan name: Bakery and Confectionery Union and Industry International Pension Fund

Employer Identification Number and plan number: 52-6118572, plan number 001

Funded Status as of the most recent year available: 66.86% funded as of January 1, 2012

The Company’s contributions to such plan: $2,231, $2,131 and $2,046 in 2013, 2012 and 2011, respectively

Plan status: Critical as of December 31, 2012

During 2012, the Company received notices from the Bakery and Confectionery Union and Industry International (BC&T) Pension Fund (Plan), a multi-employer defined benefit pension plan for certain Company union employees. Theses notices indicated that the Plan’s actuary certified that the Plan was in critical status, the “Red Zone”, as defined by the Pension Protection Act (PPA), and that a plan of rehabilitation was adopted by the Trustees of the Plan (Trustees) in fourth quarter 2012. The rehabilitation plan adopted requires that employer contributions include 5% compounded annual surcharges each year for an unspecified period of time beginning in January 2013 (in addition to a 5% interim surcharge initiated in June 2012) as well as certain plan benefit reductions. The Trustees will review the Plan’s progress each year and will consider if further adjustments, including employer surcharges or plan benefit modifications, are necessary to meet the objectives of the rehabilitation plan. Under the rehabilitation plan adopted, the Plan is projected to emerge from critical status sometime beyond a 30 year projection period. In the event that a plan does not have the financial resources to ultimately pay benefits at a level specified by law, then it must apply to the Pension Benefits Guaranty Corporation for government financial assistance. The Trustees have advised that neither the PPA nor regulatory guidance currently defines the rehabilitation standards for a plan that is not designed to emerge from critical status within the prescribed 10-year rehabilitation period. Company contributions, including surcharges, to the Plan were $2,231, $2,131, and $2,046 in each of the years 2013, 2012 and 2011, respectively. Surcharges included in aforementioned amounts were $242 and $65 in 2013 and 2012, respectively.

The Company was advised by the Plan that if the Company had withdrawn from the Plan during 2012 its estimated withdrawal liability would have been $37,200; the Company does not have any updated information regarding its withdrawal liability for 2013. Should the Company actually withdraw from the Plan at a future date, a withdrawal liability, which could be higher (or lower) than $37,200, would be payable to the Plan. In first quarter 2013, the Company executed a new labor contract with its BC&T local union which included the Company’s commitment to continue participating in this Plan through third quarter 2017. The Company is currently unable to determine the ultimate outcome of the above discussed matter and therefore, is unable to determine the effects on its consolidated financial statements, but, the ultimate outcome could be material to its consolidated results of operations in one or more future periods.

Deferred compensation:

The Company sponsors three deferred compensation plans for selected executives and other employees: (i) the Excess Benefit Plan, which restores retirement benefits lost due to IRS limitations on contributions to tax-qualified plans, (ii) the Supplemental Plan, which allows eligible employees to defer the receipt of eligible compensation until designated future dates and (iii) the Career Achievement Plan, which provides a deferred annual incentive award to selected executives. Participants in these plans earn a return on amounts due them based on several investment options, which mirror returns on underlying investments (primarily mutual funds). The Company economically hedges its obligations under the plans by investing in the actual underlying investments. These investments are classified as trading securities and are carried at fair value. At December 31, 2013 and 2012, these investments totaled $63,215 and $49,378, respectively. All gains and losses and related investment income in these investments, which are recorded in other income, net, are equally offset by corresponding increases and decreases in the Company’s deferred compensation liabilities.

Postretirement health care and life insurance benefit plans:

During fourth quarter 2013, the Company amended its post-retirement health and life insurance benefits plan provided to corporate office and management employees. These plan changes resulted in negative plan amendment, as defined by guidance, and a $10,425 reduction in the Company’s benefit obligation as of December 31, 2013. The plan changes generally limited future annual cost increases in health benefits to 3%, restricted this benefit to current employees with long-term service with the Company, required retirees to pay the full cost of life insurance, and eliminated these benefits for future employees effective April 1, 2014. Changes in the accumulated postretirement benefit obligation during 2013 include actuarial gains of $9,734 which reflect gains from demographic experience, favorable claim experience and an increase in the discount rate. The discount rates utilized to determine the accumulated postretirement benefit obligation as of December 31, 2013 and 2012 were 4.69% and 3.91%, respectively.

Amounts recognized in accumulated other comprehensive loss (pre-tax) at December 31, 2013 are as follows:

Prior service credit	$(10,801)
Net actuarial loss	(3,956)
Net amount recognized in accumulated other comprehensive (gain) loss	$(14,757)

The estimated actuarial loss (gain) and prior service credit (gain) to be amortized from accumulated other comprehensive loss (gain) into net periodic benefit cost during 2014 are $(452) and $(1,352), respectively.

The changes in the accumulated postretirement benefit obligation at December 31, 2013 and 2012 consist of the following:

	December 31
	2013	2012
Benefit obligation, beginning of year	$27,381	$26,108
Service cost	1,036	1,034
Interest cost	1,060	1,113
Plan amendments	(10,425)	—
Actuarial (gain)/loss	(9,734)	(520)
Benefits paid	(142)	(354)
Benefit obligation, end of year	$9,176	$27,381

Net periodic postretirement benefit cost included the following components:

	2013	2012	2011
Service cost—benefits attributed to service during the period	$1,036	$1,034	$831
Interest cost on the accumulated postretirement benefit obligation	1,060	1,113	1,117
Net amortization	671	1,036	501
Net periodic postretirement benefit cost	$2,767	$3,183	$2,449

The Company estimates future benefit payments will be $319, $340, $388, $433 and $470 in 2014 through 2018, respectively, and a total of $2,927 in 2019 through 2023. As a result of the plan changes, the Company will no longer qualify for the Medicare Part D retiree drugs subsidy.